UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
American Beacon Funds 4151 Amon Carter Boulevard, MD 2450 Fort Worth, TX 76155
2.

The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

All classes of shares of the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value Fund II, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon High Yield Bond Fund, and American Beacon Retirement Income and Appreciation Fund.

3.	Investment Company Act File Number: 811-4984
Securities Act File Number: 33-11387
4(a).	Last day of fiscal year for which this Form is filed:
October 31, 2014
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2).
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$7,149,176,525

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$6,120,087,445

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$463,673,572

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$6,583,761,017

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$565,415,508

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	.00011620

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$65,701.28

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:         0        . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:         0    .

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+	$0

8.	Total of the amount of the registration fee due plus any interest due plus any interest due [line 5(viii) plus line 7]:
					$65,701.28

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☒ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: January 6, 2015

*Please print the name and title of the signing officer below the signature.

American Beacon Advisors, Inc.

4151 Amon Carter Blvd. MD 2450

Fort Worth, Texas 76155

(817) 391-6100

January 6, 2015

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, DC 20549

RE: Rule 24f-2 Notice for American Beacon Funds

   File No. 33-11387 and 811-4984

Dear Sir or Madam:

On behalf of the American Beacon Funds (the “Funds”), transmitted herewith for filing is a Rule 24f-2 Notice (“Notice”) for those Funds whose fiscal year ended October 31, 2014. The signature on the Notice has been conformed to that on the manually signed document, which is maintained at the offices of the Funds.

If you have any questions concerning the foregoing, please do not hesitate to contact me at (817) 391-6123.

Sincerely yours,

/s/ Krystina Baldwin
Krystina Baldwin

Enclosure